Geographical Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Geographical Information
Long lived assets	$ 290,000	$ 8,695
United States
Geographical Information
Long lived assets	205,469	7,507
Rest of World
Geographical Information
Long lived assets	$ 84,531	$ 1,188